Segmental analysis - Reconcile total operating profit to profit before tax from continuing operations (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017		Mar. 31, 2016
Disclosure of operating segments [line items]
Operating profit from continuing operations	£ 3,493	£ 3,208	[1]	£ 3,225	[2]
Finance income	154	53	[1]	22	[2]
Finance costs	(899)	(1,140)	[1]	(977)	[2]
Share of post-tax results of joint ventures and associates	(40)	63	[1]	59	[2]
Profit before tax	2,708	2,184	[1]	2,329	[2]
NG Ventures and Other
Disclosure of operating segments [line items]
Share of post-tax results of joint ventures and associates	49	63		59
NG Ventures
Disclosure of operating segments [line items]
Operating profit from continuing operations	234	239		394
Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Operating profit from continuing operations	3,457	3,773	[1]	3,214	[2]
Finance income	154	53	[1]	22	[2]
Finance costs	(1,128)	(1,082)	[1]	(878)	[2]
Share of post-tax results of joint ventures and associates	167	63	[1]	59	[2]
Profit before tax	2,650	2,807	[1]	2,417	[2]
Before exceptional items and remeasurements | NG Ventures and Other
Disclosure of operating segments [line items]
Share of post-tax results of joint ventures and associates	44	63		59
UK Gas Distribution (Cadent)
Disclosure of operating segments [line items]
Share of post-tax results of joint ventures and associates	(89)	0		0
UK Gas Distribution (Cadent) | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Share of post-tax results of joint ventures and associates	£ 123	£ 0		£ 0

[1]	Comparatives have been re-presented to reflect the change to a columnar format (see note 1).
[2]	Comparatives have been re-presented to reflect the change to a columnar format (see note 1).